Segment information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company’s contract revenues by customer for the three and six months ended June 30, 2015 and 2014 are follows:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

BP	45.3%	41.3%	48.0%	39.1%
ExxonMobil*	28.2%	27.7%	26.0%	22.8%
Tullow	14.4%	17.0%	14.0%	18.8%
Chevron	12.1%	14.0%	12.0%	15.6%
Total	—%	—%	—%	3.7%
Total	100.0%	100.0%	100.0%	100.0%

* The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd. which is a consortium majority owned by ExxonMobil.

Company's revenues and fixed assets by geographic area
The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

United States	$197.9	$144.0	$397.3	$238.2
Nigeria	63.6	56.5	126.7	110.8
Ghana	58.6	60.5	114.8	115.7
Canada	45.1	37.5	80.1	57.1
Thailand	26.6	25.1	52.2	52.7
Angola	20.1	22.7	41.5	45.1
Other	5.3	—	5.3	2.0
Total	$417.2	$346.3	$817.9	$621.6

As of June 30, 2015 and December 31, 2014 the drilling units were located as follows:

Fixed Assets – Drilling units (1)

(In US$ millions)	June 30, 2015	December 31, 2014

United States	$2,969.5	$3,024.3
Nigeria	1,094.4	525.4
Ghana	600.1	608.4
Canada	530.0	539.3
Thailand	256.4	261.2
Angola	178.8	182.5
Total	$5,629.2	$5,141.1

(1)	The fixed assets referred to in the table above include eleven drilling units at June 30, 2015 and ten drilling units at December 31, 2014.